Schedule of Estimated Useful Lives (Details)	Mar. 31, 2024	Dec. 31, 2023
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, estimated useful lives	3 years	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, estimated useful lives	5 years	5 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, estimated useful lives	5 years	5 years